UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6115
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2018

Date of reporting period:  February 28, 2018

Item 1. Schedule of Investments.

M.D. Sass Equity Income Plus Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS* - 75.17%
Airlines - 2.41%
Delta Air Lines, Inc.	26,600	$1,433,740
Biotechnology - 7.51%
Gilead Sciences, Inc.	34,600	2,724,058
Shire PLC - ADR	13,600	1,740,800
		4,464,858
Chemicals - 2.60%
DowDuPont, Inc.	22,000	1,546,600
Commercial Services & Supplies - 0.27%
Covanta Holding Corp.	10,900	162,955
Consumer Finance - 7.24%
Discover Financial Services	31,100	2,451,613
Synchrony Financial	51,000	1,855,890
		4,307,503
Containers & Packaging - 2.73%
Packaging Corp. of America	13,600	1,621,120
Health Care Equipment & Supplies - 2.39%
Koninklijke Philips NV - ADR	37,400	1,423,444
Hotels, Restaurants & Leisure - 3.77%
Royal Caribbean Cruises Ltd. (a)	17,700	2,240,820
Household Durables - 1.99%
Tempur Sealy International, Inc. (b)	24,000	1,186,320
Independent Power and Renewable Electricity Producers - 7.28%
NRG Energy, Inc.	89,600	2,317,056
NRG Yield, Inc.	128,800	2,015,720
		4,332,776
Insurance - 9.14%
American International Group, Inc.	34,500	1,978,230
Chubb Ltd. (a)	12,000	1,703,040
MetLife, Inc.	38,000	1,755,220
		5,436,490
IT Services - 3.48%
Sabre Corp.	90,000	2,067,300
Media - 9.42%
Comcast Corp.	74,500	2,697,645
Entercom Communications Corp.	293,500	2,905,650
		5,603,295
Oil, Gas & Consumable Fuels - 3.00%
EQT Corp.	35,500	1,786,005
Pharmaceuticals - 2.65%
Pfizer, Inc.	43,400	1,575,854
Semiconductors & Semiconductor Equipment - 5.39%
Broadcom Ltd. (a)	7,300	1,799,158
Teradyne, Inc.	31,000	1,407,400
		3,206,558
Transportation Infrastructure - 3.90%
Macquarie Infrastructure Corp.	57,300	2,320,650
TOTAL COMMON STOCKS (Cost $44,745,933)		44,716,288

MASTER LIMITED PARTNERSHIPS* - 5.57%
Capital Markets - 3.65%
Apollo Global Management, LLC	66,100	2,168,080
Oil, Gas & Consumable Fuels - 1.92%
EQT Midstream Partners LP	18,600	1,144,272
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,489,029)		3,312,352

REAL ESTATE INVESTMENT TRUSTS* - 10.65%
Gaming and Leisure Properties, Inc.	56,512		1,879,589
Spirit Realty Capital, Inc.	305,000		2,379,000
VICI Properties, Inc. (b)	106,200		2,076,210
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,525,372)			6,334,799

	Contracts	Notional Value
PURCHASED OPTIONS - 0.37%
EXCHANGE TRADED OR CENTRALLY CLEARED PUT OPTIONS
SPDR S&P 500 ETF Trust
Expiration: March 2018, Exercise Price: $239.00	1,600	$ 43,464,000	46,400
Expiration: March 2018, Exercise Price: $255.00	600	16,299,000	42,600
Expiration: April 2018, Exercise Price: $256.00	500	13,582,500	132,500
TOTAL PURCHASED OPTIONS (Cost $634,069)			221,500

	Shares
SHORT-TERM INVESTMENTS - 9.29%
STIT-Treasury Portfolio, Institutional Class, 1.290% (c)	5,528,114		5,528,114
TOTAL SHORT-TERM INVESTMENTS (Cost $5,528,114)			5,528,114

Total Investments (Cost $59,922,517) - 101.05%			60,113,053
Liabilities in Excess of Other Assets - (1.05)%			(625,710)
TOTAL NET ASSETS - 100.00%			$59,487,343

Percentages are stated as a percent of net assets.

*	All or a portion of these securities may be subject to call options written.
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Seven day yield as of February 28, 2018.

Abbreviations:
ADR	American Depositary Receipt
NV	Naamloze Vennootschap is a Dutch term for publicly traded company
PLC	Public Limited Company

The Schedule of Investments incorporates the Global Industry Classification Standard  (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Equity Income Plus Fund
Schedule of Written Options
February 28, 2018 (Unaudited)

	Contracts	Notional Amount	Value
EXCHANGE TRADED OR CENTRALLY CLEARED CALL OPTIONS
American International Group, Inc.
Expiration: June 2018, Exercise Price: $65.00	(345)	$ (1,978,230)	$ (11,730)
Apollo Global Management, LLC
Expiration: March 2018, Exercise Price: $35.00	(661)	(2,168,080)	(9,915)
Broadcom Ltd. (a)
Expiration: March 2018, Exercise Price: $270.00	(73)	(1,799,158)	(12,045)
Chubb Ltd. (a)
Expiration: May 2018, Exercise Price: $155.00	(120)	(1,703,040)	(12,000)
Comcast Corp.
Expiration: April 2018, Exercise Price: $42.50	(745)	(2,697,645)	(7,450)
Covanta Holding Corp.
Expiration: March 2018, Exercise Price: $15.00	(109)	(162,955)	(3,542)
Delta Air Lines, Inc.
Expiration: March 2018, Exercise Price: $55.00	(266)	(1,433,740)	(23,674)
Discover Financial Services
Expiration: April 2018, Exercise Price: $72.50	(311)	(2,451,613)	(234,805)
DowDuPont, Inc.
Expiration: June 2018, Exercise Price: $75.00	(220)	(1,546,600)	(30,800)
Entercom Communications Corp.
Expiration: March 2018, Exercise Price: $10.00	(430)	(425,700)	(17,200)
Expiration: March 2018, Exercise Price: $12.00	(2,505)	(2,479,950)	(12,525)
EQT Corp.
Expiration: March 2018, Exercise Price: $57.50	(355)	(1,786,005)	(5,325)
EQT Midstream Partners LP
Expiration: April 2018, Exercise Price: $80.00	(186)	(1,144,272)	(186)
Gaming and Leisure Properties, Inc.
Expiration: April 2018, Exercise Price: $38.00	(565)	(1,879,190)	(1,413)
Gilead Sciences, Inc.
Expiration: March 2018, Exercise Price: $82.50	(346)	(2,724,058)	(16,954)
Koninklijke Philips NV (a)
Expiration: June 2018, Exercise Price: $40.00	(74)	(281,644)	(7,030)
Expiration: June 2018, Exercise Price: $45.00	(300)	(1,141,800)	(9,600)
Macquarie Infrastructure Corp.
Expiration: April 2018, Exercise Price: $70.00	(253)	(1,024,650)	(1,265)
Expiration: July 2018, Exercise Price: $50.00	(320)	(1,296,000)	(15,040)
MetLife, Inc.
Expiration: April 2018, Exercise Price: $55.00	(380)	(1,755,220)	(1,140)
NRG Energy, Inc.
Expiration: March 2018, Exercise Price: $31.00	(896)	(2,317,056)	(6,720)
NRG Yield, Inc.
Expiration: May 2018, Exercise Price: $17.50	(938)	(1,467,970)	(21,105)
Expiration: May 2018, Exercise Price: $20.00	(350)	(547,750)	(1,750)
Packaging Corp. of America
Expiration: April 2018, Exercise Price: $130.00	(136)	(1,621,120)	(9,180)
Pfizer, Inc.
Expiration: March 2018, Exercise Price: $37.00	(434)	(1,575,854)	(13,020)
Royal Caribbean Cruises Ltd. (a)
Expiration: March 2018, Exercise Price: $130.00	(177)	(2,240,820)	(22,479)
Sabre Corp.
Expiration: March 2018, Exercise Price: $25.00	(704)	(1,617,088)	(7,040)
Expiration: April 2018, Exercise Price: $22.50	(196)	(450,212)	(23,520)
Shire PLC (a)
Expiration: March 2018, Exercise Price: $127.00	(136)	(1,740,800)	(46,240)
Spirit Realty Capital, Inc.
Expiration: April 2018, Exercise Price: $9.00	(830)	(647,400)	(4,150)
Expiration: April 2018, Exercise Price: $10.00	(2,220)	(1,731,600)	(5,550)
Synchrony Financial
Expiration: March 2018, Exercise Price: $34.50	(510)	(1,855,890)	(119,850)
Tempur Sealy International, Inc.
Expiration: April 2018, Exercise Price: $55.00	(240)	(1,186,320)	(19,200)
Teradyne, Inc.
Expiration: April 2018, Exercise Price: $41.00	(310)	(1,407,400)	(162,750)
TOTAL WRITTEN OPTIONS (Premiums received $1,728,236)			$ (896,193)

(a) Foreign issued security.

The accompanying notes are an integral part of these schedule of investments.

M.D. Sass Short Term U.S. Government Agency Income Fund
Schedule of Investments
February 28, 2018 (Unaudited)

	Principal
	Amount	Value
MORTGAGE BACKED SECURITIES - 77.24%
Fannie Mae Pool
725527, 5.500%, 05/01/2019	$1,037	$1,042
725792, 4.500%, 08/01/2019	10,257	10,328
725707, 5.000%, 08/01/2019	34,534	34,960
735990, 4.500%, 11/01/2019	19,634	19,771
995182, 5.500%, 06/01/2020	20,430	20,641
MA0630, 4.000%, 01/01/2021	150,179	153,869
MA0688, 4.000%, 03/01/2021	257,546	263,875
253802, 6.500%, 05/01/2021	19,781	22,055
890156, 5.000%, 05/01/2023	13,192	13,724
BM1944, 4.500%, 02/01/2024	236,659	239,429
995865, 4.500%, 07/01/2024	143,858	149,922
890216, 4.500%, 07/01/2025	64,439	67,159
BM1946, 5.500%, 09/01/2025	115,309	118,655
255984, 4.500%, 11/01/2025	14,482	15,173
AL9541, 3.500%, 12/01/2026	306,133	311,653
47935, 4.842% (11th District Cost of Funds Index + 1.250%), 05/01/2027 (a)	1,467	1,540
AL8046, 3.500%, 01/01/2028	1,146,105	1,166,514
AL6206, 3.500%, 06/01/2028	273,440	278,310
252284, 6.500%, 01/01/2029	96,310	107,437
323591, 6.500%, 03/01/2029	24,811	27,675
BM1231, 3.500%, 11/01/2031	657,132	669,131
MA0949, 3.500%, 01/01/2032	146,768	149,473
555326, 5.500%, 04/01/2033	209,709	235,603
555531, 5.500%, 06/01/2033	187,676	206,870
555592, 5.500%, 07/01/2033	50,455	55,441
748375, 2.863% (12 Month LIBOR USD + 1.090%), 08/01/2033 (a)	2,248	2,352
733533, 4.500%, 08/01/2033	86,037	90,558
995801, 5.500%, 12/01/2034	58,716	64,563
888073, 5.500%, 02/01/2035	37,217	40,897
735670, 5.500%, 03/01/2035	72,903	80,082
745751, 5.500%, 09/01/2035	45,993	50,533
MA2907, 4.000%, 02/01/2047	330,438	339,002
MA3027, 4.000%, 06/01/2047	634,926	651,455
Fannie Mae REMICS
2003-21, 5.000%, 03/25/2018	4	4
2003-57-NE, 3.500%, 06/25/2018	1,645	1,644
2003-57-NK, 5.000%, 06/25/2018	244	244
2003-74, 3.750%, 08/25/2018	1,736	1,736
2003-128, 4.000%, 01/25/2019	99,572	99,791
2004-19, 4.000%, 04/25/2019	15,943	15,971
1999-15, 6.000%, 04/25/2019	23,545	23,712
1990-73, 0.000%, 07/25/2020 (d)	14,407	13,936
2005-62, 4.750%, 07/25/2035	12,116	12,385
2010-90, 4.000%, 04/25/2040	53,721	53,951
Fannie Mae-Aces
2015-M4, 1.768% (1 Month LIBOR USD + 0.210%), 09/25/2018 (a)	107,193	107,104
2015-M10, 1.808% (1 Month LIBOR USD + 0.250%), 03/25/2019 (a)	262,387	262,308
2012-M8, 2.102%, 12/25/2019 (b)(c)	10,221,150	131,679
FHLMC-GNMA
G023, 2.071% (1 Month LIBOR USD + 0.450%), 11/25/2023 (a)	121,239	121,920
Freddie Mac Gold Pool
E0-1343, 5.000%, 04/01/2018	880	894
G1-1399, 5.500%, 04/01/2018	4	4
E0-1497, 5.500%, 11/01/2018	2,657	2,679

G1-2883, 5.000%, 12/01/2018	9,932	10,082
G1-1551, 5.500%, 02/01/2019	1,797	1,805
G1-3052, 5.000%, 03/01/2019	6,880	6,984
B1-5137, 4.000%, 06/01/2019	7,690	7,890
G1-8009, 5.000%, 09/01/2019	14,890	15,122
G1-3330, 6.000%, 10/01/2019	1	1
G1-2569, 4.000%, 05/01/2020	68,779	70,570
G1-3272, 4.500%, 08/01/2020	18,488	18,666
G1-1838, 6.000%, 08/01/2020	4,787	4,852
G1-3318, 5.000%, 10/01/2020	83,040	84,466
G1-2046, 4.000%, 12/01/2020	27,176	27,474
G1-2911, 4.000%, 02/01/2021	14,824	15,210
G1-4200, 4.000%, 06/01/2021	55,771	57,223
G1-4904, 4.500%, 12/01/2021	36,565	36,917
G1-2977, 5.500%, 10/01/2022	29,087	30,154
G1-3007, 5.000%, 03/01/2023	57,860	60,581
G1-3390, 6.000%, 01/01/2024	52,210	54,779
G1-4160, 6.000%, 01/01/2024	3,087	3,130
G1-3610, 5.500%, 02/01/2024	41,937	43,811
G1-3692, 5.500%, 02/01/2024	23,730	24,729
G1-5123, 3.000%, 06/01/2024	138,571	138,587
G1-8330, 4.500%, 11/01/2024	117,504	122,626
G1-6359, 5.500%, 12/01/2024	137,776	141,848
J1-2635, 4.000%, 07/01/2025	81,595	84,435
G3-0289, 7.000%, 09/01/2025	210,030	220,442
J1-3273, 3.500%, 10/01/2025	130,594	132,997
C9-0945, 5.000%, 01/01/2026	79,372	84,957
G1-4159, 4.000%, 06/01/2026	195,125	203,080
G1-6357, 4.500%, 09/01/2026	180,445	182,681
G1-4350, 4.000%, 12/01/2026	123,719	128,759
G0-1584, 5.000%, 08/01/2033	93,204	100,831
G0-4913, 5.000%, 03/01/2038	83,064	89,803
H0-9207, 6.500%, 08/01/2038	66,571	70,767
Freddie Mac Multifamily Structured Pass Through Certificates
K-714, 0.680%, 10/25/2020 (b)(c)	11,278,810	166,124
Q-004, 2.673%, 01/25/2021 (b)	750,855	753,996
Q-001, 1.701%, 04/25/2021	548,941	538,994
K-J18, 2.455%, 03/25/2022	496,709	491,284
K-720, 0.539%, 08/25/2022 (b)(c)	9,620,866	191,263
K-023, 1.273%, 08/25/2022 (b)(c)	4,653,111	217,616
KI01, 1.740% (1 Month LIBOR USD + 0.160%), 09/25/2022 (a)	600,000	600,259
K-J10, 2.124%, 12/25/2022	148,122	146,221
K-724, 0.283%, 11/25/2023 (b)(c)	5,246,109	73,373
K-057, 1.193%, 07/25/2026 (b)(c)	2,693,438	218,562
Freddie Mac REMICS
2686, 3.500%, 10/15/2018	12,143	12,141
2720, 5.000%, 12/15/2018	8,164	8,210
3563, 4.000%, 08/15/2019	15,023	15,064
2895, 4.000%, 11/15/2019	23,190	23,372
3414, 4.000%, 12/15/2019	22,309	22,421
2934, 0.000%, 02/15/2020 (d)	22,357	21,926
3033, 4.500%, 09/15/2020	17,757	17,888
3288, 4.500%, 03/15/2022	47,992	48,398
2649, 3.500%, 07/15/2023	21,649	21,899
2824, 5.000%, 07/15/2024	6,024	6,276
3784, 4.000%, 01/15/2026	39,963	41,007
3803, 4.000%, 11/15/2028	1,942	1,941
2344, 6.500%, 08/15/2031	25,969	29,893
FRESB Mortgage Trust
2015-SB2, 2.086% (1 Month LIBOR USD + 2.090%), 07/25/2035 (a)	386,026	380,299
2015-SB7, 2.370% (1 Month LIBOR USD + 2.370%), 09/25/2035 (a)	902,090	890,911
2016-SB13, 2.060% (1 Month LIBOR USD + 2.060%), 01/25/2036 (a)	422,796	413,703
2016-SB16, 2.130% (1 Month LIBOR USD + 2.130%), 05/25/2036 (a)	472,367	462,640

2017-SB32, 2.300% (1 Month LIBOR USD + 2.300%), 04/25/2037 (a)	495,372	484,483
2015-SB3, 2.012% (1 Month LIBOR USD + 2.010%), 08/25/2042 (a)	226,483	224,383
Ginnie Mae I Pool
781731X, 4.500%, 11/15/2018	9,516	9,606
781919X, 5.000%, 05/15/2020	86,282	89,003
782618X, 4.500%, 04/15/2024	105,694	111,303
741854X, 4.000%, 05/15/2025	160,305	165,288
Government National Mortgage Association
2013-101, 0.514%, 05/16/2035	389,354	375,964
2010-112, 3.000%, 04/20/2038	8,709	8,718
2013-55, 1.579%, 12/16/2042	471,792	458,004
2015-97, 2.400%, 04/16/2043	877,253	863,367
2011-6, 3.500%, 10/16/2044 (b)	352,985	354,469
2013-107, 0.543%, 11/16/2047 (b)(c)	5,269,533	148,701
2013-15, 0.594%, 08/16/2051 (b)(c)	6,474,685	250,580
2013-07, 0.347%, 05/16/2053 (b)(c)	8,593,022	248,630
2013-01, 0.732%, 02/16/2054 (b)(c)	6,533,168	289,790
2013-105, 0.656%, 06/16/2054 (b)(c)	4,535,869	138,540
2013-17, 0.833%, 06/16/2054 (b)(c)	7,813,869	311,728
2013-40, 0.890%, 06/16/2054 (b)(c)	4,806,918	198,307
2013-101, 0.673%, 10/16/2054 (b)(c)	5,614,427	185,880
2013-156, 0.751%, 06/16/2055 (b)(c)	5,715,275	228,809
2014-155, 1.212%, 08/16/2055 (b)(c)	1,992,453	131,429
2014-54, 0.507%, 09/16/2055 (b)(c)	6,355,216	232,630
2014-01, 0.557%, 09/16/2055 (b)(c)	9,290,631	303,635
2014-73, 0.638%, 04/16/2056 (b)(c)	6,010,647	251,402
2014-120, 0.728%, 04/16/2056 (b)(c)	2,559,070	109,549
2014-138, 0.759%, 04/16/2056 (b)(c)	2,014,654	98,446
2015-130, 0.861%, 07/16/2057 (b)(c)	3,242,335	160,914
2016-52, 0.945%, 03/16/2058 (b)(c)	5,570,491	359,807
TOTAL MORTGAGE BACKED SECURITIES (Cost $23,568,552)		21,394,959

U.S. GOVERNMENT NOTES/BONDS - 6.10%
United States Treasury Inflation Indexed Bonds
0.125%, 04/15/2021	1,040,150	1,030,897
0.125%, 04/15/2018	533,230	535,976
United States Treasury Notes/Bonds
0.625%, 06/30/2018	125,000	124,526
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $1,712,718)		1,691,399

	Shares
SHORT-TERM INVESTMENTS - 13.19%
First American U.S. Treasury Money Market Fund, Class Z, 1.242% (e)	3,652,786	3,652,786
TOTAL SHORT-TERM INVESTMENTS (Cost $3,652,786)		3,652,786

Total Investments (Cost $28,934,056) - 96.53%		26,739,144
Other Assets in Excess of Liabilities - 3.47%		961,514
TOTAL NET ASSETS - 100.00%		$27,700,658

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	Variable rate security; the rate shown represents the rate at February 28, 2018. The coupon is based on an underlying pool of loans.
(c)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(d)	Represents a principal-only security that entitles holders to receive only principal payments on underlying mortgages.
(e)	Seven day yield as of February 28, 2018.

The accompanying notes are an integral part of these schedule of investments.

Footnotes to the Schedules of Investments
February 28, 2018 (Unaudited)

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or will be valued at the later sale price on the composite market (defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service). When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisers to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced.

Debt securities, including U.S. Government and Agency Securities, corporate securities, municipal securities, mortgage- and asset-backed securities, commercial paper, banker’s acceptances, certificate of deposit, time deposits and U.S. Treasury Bills, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean by pricing service providers. Pricing services may use various valuation methodologies such as broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available. These securities that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Exchange-traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded and the option will generally be classified as Level 2.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosures regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2018.

M.D. Sass Equity Income Plus Fund
	Level 1	Level 2	Level 3	Total
Equities:
Common Stocks(1)	$44,716,288	$-	$-	$44,716,288
Master Limited Partnerships(1)	3,312,352	-	-	3,312,352
Real Estate Investment Trusts	6,334,799	-	-	6,334,799
Purchased Options	221,500	-	-	221,500
Total Equities	54,584,939	-	-	54,584,939
Short-Term Investments	5,528,114	-	-	5,528,114
Total Investments in Securities	$60,113,053	$-	$-	$60,113,053

Liabilities:
Written Options	$(229,277)	$(666,916)	$-	$(896,193)
Total Liabilities	$(229,277)	$(666,916)	$-	$(896,193)

(1) See the Schedule of Investments for industry classifications.

M.D. Sass Short Term U.S. Government Agency Income Fund
	Level 1	Level 2	Level 3	Total
Fixed Income:
Mortgage Backed Securities	$-	$21,394,959	$-	$21,394,959
U.S. Government Notes/Bonds	-	1,691,399	-	1,691,399
Total Fixed Income	-	23,086,358	-	23,086,358
Short-Term Investments	3,652,786	-	-	3,652,786
Total Investments in Securities	$3,652,786	$23,086,358	$-	$26,739,144

The Funds did not hold any investments during the period with significant unobservable inputs which would be classifed as Level 3. During the period, there were no transfers between levels for the Funds. It is the Funds' policy to record transfers between levels as of the end of the reporting period.

The M.D. Sass Short Term U.S. Government Agency Income Fund did not invest in derivative securities or engage in hedging activities during the period. The M.D. Sass Equity Income Plus Fund invested in derivative instruments, such as purchased and written options, during the period.

The fair value of derivative instruments as reported within this Schedule of Investments as of February 28, 2018 for the M.D. Sass Equity Income Plus was as follows:

Derivatives not accounted for	Asset		Liability
as hedging instruments	Derivative	Value	Derivative	Value
Equity Contracts - Options	Investments, at value	$221,500	Options written, at value	$896,193
Total		$221,500		$896,193

Amount of Realized Loss on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	(458,902)	(1,464,617)	(1,923,519)
Total	$(458,902)	$(1,464,617)	$(1,923,519)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Recognized in Income

Derivatives not accounted for	Purchased	Written
as hedging instruments	Options	Options	Total
Equity Contracts	$(210,183)	$838,505	$628,322
Total	$(210,183)	$838,505	$628,322

Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the first in-first out (FIFO) method by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income and expense, less foreign withholding tax, is recognized on the ex-dividend date and interest income and expense are recognized on an accrual basis. Distributions received from the Funds’ investments in master limited partnerships (“MLPs”) and real estate investment trusts (“REITs”) are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP or REIT and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Funds. The distributions received from MLP or REIT securities that have been classified as income and capital gains are included in dividend ncome and net realized gain (loss) on investments, respectively, when preparing financial statements. The distributions received that are classified as return of capital reduce the cost of investments within the financial statements. Any discount or premium on securities purchased are accreted or amortized over the expected life of the respective securities using the interest method. Gains and losses on principal payments of mortgage-backed securities (paydowns gains and losses) are included as an adjustment to interest income when preparing financial statements.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Manager

By (Signature and Title)    /s/ John Buckel
John Buckel, President

Date          4/19/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ John Buckel
John Buckel, President

Date          4/19/18

By (Signature and Title)*       /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date        4/19/18

* Print the name and title of each signing officer under his or her signature.